Other Financial Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Financial Assets
Other Financial Assets
13.	Other Financial Assets

Lilium has placed part of its liquidity in fixed term deposits to gain a better return on the surplus liquidity. End of 2020 the company had made such deposits of €50 million which was ended in the 6 months of 2021.

17.	Other Financial Assets

Other financials assets are as follows:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Security deposits	2,096	906	189
Miscellaneous other non-current financial assets	16	12	11
Total non-current financial assets	2,112	918	200
Fixed term deposit	50,000	—	—
Promissory notes	676	—	—
Miscellaneous other current financial assets	—	4	20
Total current other financial assets	50,676	4	20

On May 14, 2020 the Group entered into a fixed deposit with a term of nine months and fixed interest rate of 0.02%. The deposit is not redeemable before maturity.

On July 31, 2020, the Group entered into a promissory note for a nominal amount of $500 thousand (€422 thousand) convertible into a variable number of shares of equity of the issuer. On December 23, 2020, the Group entered into another promissory note for a nominal amount of $250 thousand (€205 thousand) with the same conditions. Both promissory notes bear 7% interest annually and maturity is upon demand of Lilium GmbH after one year, however, can be converted earlier under certain conditions. Both promissory notes are measured at fair value through profit or loss according to IFRS 9.

A deposit in the amount of €120 thousand (December 31, 2019: €0 thousand; January 1, 2019: €0 thousand) is pledged as collateral for a furniture lease. Additional deposists in the amount of €1,976 thousand (December 31, 2019: €906 thousand; January 1, 2019: €189 thousand) are pledged as collaterals for facility leases.